REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Prior Period Adjustment [Abstract]
Summary of Effects of Corrections of Errors
The following table presents (in thousands) the effects of the corrections of the errors described above:

	For the year ended December 31, 2022
Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Revised
Non-cash lease expense	$(3,768)	$7,907	$4,139
Provision for excess and obsolete inventory	—	45	45
Provision for excess and obsolete property and equipment	—	510	510
Inventories, net	(940)	34	(906)
Operating lease liabilities	3,733	(7,907)	(4,174)
Accounts payable	(981)	(451)	(1,432)
Purchase of property, plant and equipment	(23,753)	(935)	(24,688)
Proceeds from sale of lost-in-hole equipment	20,319	797	21,116
ROU assets obtained in exchange for lease liabilities	9,451	(1,544)	7,907
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	—	79	79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	—	372	372